Discontinued operations - Net Cash Flows from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations [Abstract]
Cash used in operating activities	$ (113)	$ (1,607)
Cash provided by investing activities	0	957
Cash used in financing activities	0	(20)
Cash used in discontinued operations	$ (113)	$ (670)